Group Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 38,527	£ 38,595	£ 39,172